SCHEDULE OF MOVEMENT OF PRODUCT WARRANTY PROVISION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Guarantees and Product Warranties [Abstract]
Balance at beginning of year
Provision for new warranties	82,139
Foreign exchange adjustment	2,283
Balance at end of year	84,422
Less: Current portion	83,784
Non-current portion	$ 638